Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of operating segments [line items]
Underlying net interest income	£ 6,478	£ 6,231	£ 6,046
Underlying other income	2,908	2,896	2,830
Net income	9,386	9,127	8,876
Operating costs	(5,440)	(6,149)	(5,452)
Underlying impairment (charge) credit	(442)	(331)	(100)
Profit before tax	3,504	2,647	3,324
Loans and advances to customers	471,598	459,857	452,408
External assets	919,282	906,697	892,927
Customer deposits	493,932	482,745	474,693
External liabilities	872,411	860,809	847,810
Adjustments for profit (loss) on disposal of operating lease assets	(3)	22	37
Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	6,655	6,507	6,338
Underlying other income	2,969	2,863	2,734
Total underlying income	9,624	9,370	9,072
Operating lease depreciation	(710)	(646)	(679)
Net income	8,914	8,724	8,393
Operating costs	(4,874)	(4,742)	(4,700)
Remediation	(37)	(804)	(95)
Total costs	(4,911)	(5,546)	(4,795)
Underlying impairment (charge) credit	(442)	(332)	(101)
Profit before tax	3,561	2,846	3,497
External income	9,624	9,370	9,072
External operating lease depreciation	(710)	(646)	(679)
Inter-segment (expense) income	0	0	0
Retail £m
Disclosure of operating segments [line items]
Loans and advances to customers	382,211	372,250	365,055
External assets	396,606	387,322	380,919
Customer deposits	323,365	319,726	313,339
External liabilities	329,493	324,730	319,066
Retail £m | Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	4,709	4,500	4,430
Underlying other income	1,276	1,221	1,133
Total underlying income	5,985	5,721	5,563
Operating lease depreciation	(706)	(642)	(677)
Net income	5,279	5,079	4,886
Operating costs	(2,922)	(2,803)	(2,763)
Remediation	(41)	(696)	(54)
Total costs	(2,963)	(3,499)	(2,817)
Underlying impairment (charge) credit	(342)	(263)	(194)
Profit before tax	1,974	1,317	1,875
External income	7,377	7,015	6,551
External operating lease depreciation	(706)	(642)	(677)
Inter-segment (expense) income	(1,392)	(1,294)	(988)
Commercial Banking £m
Disclosure of operating segments [line items]
Loans and advances to customers	88,716	87,602	88,069
External assets	151,336	148,548	148,736
Customer deposits	170,217	162,645	161,159
External liabilities	215,329	207,066	202,358
Commercial Banking £m | Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	1,766	1,738	1,696
Underlying other income	926	873	942
Total underlying income	2,692	2,611	2,638
Operating lease depreciation	(4)	(4)	(2)
Net income	2,688	2,607	2,636
Operating costs	(1,394)	(1,394)	(1,358)
Remediation	0	(72)	(32)
Total costs	(1,394)	(1,466)	(1,390)
Underlying impairment (charge) credit	(100)	(69)	83
Profit before tax	1,194	1,072	1,329
External income	1,767	1,898	2,083
External operating lease depreciation	(4)	(4)	(2)
Inter-segment (expense) income	925	713	555
Insurance, Pensions and Investments £m
Disclosure of operating segments [line items]
Loans and advances to customers	0	0	0
External assets	197,520	197,309	191,796
Customer deposits	0	0	0
External liabilities	192,760	193,519	187,673
Non-current assets or disposal groups classified as held for sale		5,122
Liabilities included in disposal groups classified as held for sale		5,268
Insurance, Pensions and Investments £m | Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	(78)	(62)	(74)
Underlying other income	689	643	649
Total underlying income	611	581	575
Operating lease depreciation	0	0	0
Net income	611	581	575
Operating costs	(466)	(466)	(458)
Remediation	(2)	(14)	(5)
Total costs	(468)	(480)	(463)
Underlying impairment (charge) credit	1	0	7
Profit before tax	144	101	119
External income	690	643	649
External operating lease depreciation	0	0	0
Inter-segment (expense) income	(79)	(62)	(74)
Other £m
Disclosure of operating segments [line items]
Loans and advances to customers	671	5	(716)
External assets	173,820	173,518	171,476
Customer deposits	350	374	195
External liabilities	134,829	135,494	138,713
Other £m | Underlying basis
Disclosure of operating segments [line items]
Underlying net interest income	258	331	286
Underlying other income	78	126	10
Total underlying income	336	457	296
Operating lease depreciation	0	0	0
Net income	336	457	296
Operating costs	(92)	(79)	(121)
Remediation	6	(22)	(4)
Total costs	(86)	(101)	(125)
Underlying impairment (charge) credit	(1)	0	3
Profit before tax	249	356	174
External income	(210)	(186)	(211)
External operating lease depreciation	0	0	0
Inter-segment (expense) income	546	643	507
Volatility and other items
Disclosure of operating segments [line items]
Underlying net interest income	177	278	300
Underlying other income	(68)	(167)	(208)
Operating lease depreciation	(710)	(646)	(679)
Net income	(601)	(535)	(587)
Operating costs	658	735	761
Underlying impairment (charge) credit	0	(1)	(1)
Profit before tax	57	199	173
Change in financial assets at fair value through profit or loss	27	(79)	(65)
Charge for the year	40	40	41
Expense of restructuring activities	9	25	15
Expense arising from passage of time on other provisions	£ (35)	£ (55)	£ (52)